SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Equity	$ 141,891	$ 134,741
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	98,138	88,386
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Equity	21,651	19,355
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Equity	23,030	23,695
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Equity	16,026	10,197
Non-controlling interests | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Equity	29,321	28,115
Non-controlling interests | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Equity	2,377	0
Non-controlling interests | Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 5,733	$ 7,024